CONSOLIDATED CASH FLOW STATEMENT - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OPERATING ACTIVITIES
Income before income tax and social contribution	R$ 3,585,241	R$ 2,816,505
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Depreciation and amortization	645,144	458,100
Net exchange rate and monetary changes	(907,349)	274,642
Financial charges	703,074	611,340
Equity result	(552,441)	(430,075)
Other income and expenses	(121,033)
Contractual revenue - Transmission	(4,235,234)	(3,801,242)
Construction revenue - Generation	(3,418)	(8,790)
Construction cost - Transmission	191,838	139,778
Operational Provisions (Reversals)	2,070,442	1,105,009
Interest of non-controlling shareholders	(11,998)	(12,220)
Financial instruments - derivatives	79,366	(284,796)
Others	(176,581)	(9,209)
Adjustments to reconcile net profit (loss)	(2,318,190)	(1,957,463)
(Increases)/decreases in operating assets
Accounts receivable	154,292	355,090
Marketable and securities	222,168	(322,549)
Reimbursement rights	(74,843)	1,559
Warehouse	(21,154)	2,682
Nuclear fuel stock	102,977	36,704
Financial assets - Itaipu	514,349	593,802
Assets held for sale	24,657
Hydrological Risk		7,218
Others	(139,136)	328,041
(Increases)/decreases in operating assets	783,310	1,002,547
Increases/(decreases) in operating liabilities
Suppliers	(736,045)	(1,043,673)
Advances	(20,942)	(19,933)
Leases	136,159	114,529
Estimated obligations	(118,001)	(68,747)
Reimbursement Obligations	(22,259)	(44,518)
Regulatory Fees	133,916	(18,835)
Liabilities associated with assets held for sale	1,002
Others	(498,889)	(334,395)
Increases/(decreases) in operating liabilities	(1,125,059)	(1,415,572)
Payment of interests	(612,625)	(493,055)
Payment of interests - Leases	(986)	(1,156)
Receipt of RAP and indemnities	3,342,505	4,251,176
Receipt of financial charges	83,814	202,696
Payment of income tax and social contribution	(772,458)	(741,543)
Receipt of remuneration of investments in ownership interests	140,802	426,826
Payment of supplementary social security	(118,004)	(75,506)
Payment of judicial contingencies	(819,249)	(675,483)
Securities and restricted deposits	(485,287)	(69,830)
Net cash from (used in) operating activities	1,683,814	3,270,142
FINANCING ACTIVITIES
Payment of loans and financing/debentures - principal	(1,397,057)	(1,530,616)
Payment of remuneration to shareholders	(193)	(2,312,224)
Payment of financial leases	(182,239)	(159,992)
Others	(56,377)	(3,907)
Net cash provided by (used in) financing activities	(1,635,866)	(4,006,739)
INVESTMENT ACTIVITIES
Loans and financing - receipt	367,966	1,213,310
Acquisition of fixed assets	(266,102)	(279,298)
Acquisition of intangible assets	(9,390)	(27,664)
Transmission infrastructure - contractual asset	(191,838)	(139,778)
Capital investment in equity investment	(396)	(2,244)
Disposal of investments in equity interests		1,687
Others	8,397	(24,073)
Net cash provided by (used in) investment activities	(91,363)	741,940
Increase (decrease) in cash and cash equivalents	(43,415)	5,343
Cash and cash equivalents at the beginning of the financial year	192,659	286,607
Cash and cash equivalents at the end of the period	R$ 149,244	R$ 291,950